Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 536,651	$ 522,064
Accumulated Amortization	(406,895)	(400,662)
Net Book Value	129,756	121,402
Developed technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	392,867	387,603
Accumulated Amortization	(287,704)	(283,671)
Net Book Value	105,163	103,932
Patents [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	17,808	17,508
Accumulated Amortization	(9,302)	(8,970)
Net Book Value	8,506	8,538
Trademarks and trade names [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	17,291	16,278
Accumulated Amortization	(14,328)	(14,030)
Net Book Value	2,963	2,248
Customer relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	101,619	93,609
Accumulated Amortization	(88,495)	(86,925)
Net Book Value	13,124	6,684
Capitalized software development costs [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	7,066	7,066
Accumulated Amortization	(7,066)	(7,066)
Net Book Value